Annual Operating Expenses {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-11 - Fidelity Japan Fund	Dec. 30, 2020
Fidelity Advisor Japan Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.37%
Fidelity Advisor Japan Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.37%
Total annual operating expenses	1.67%
Fidelity Advisor Japan Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	2.06%
Fidelity Advisor Japan Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.01%
Fidelity Advisor Japan Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.92%